Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,295,427
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 33,681,102.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,651.37
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Registrant’s 2026 Share Incentive Plan (the “2026 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of common stock.

Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $26.00 per share, which is the average of the high and low price of the Registrant’s shares of common stock as reported on the OTCQB Market on June 1, 2026.

The Registrant does not have any fee offsets.